Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) Per Share (Tables)

Following is the computation of basic and diluted net loss per share for the three months ended November 30, 2020 and 2019:

	Three Months Ended November 30,
	2020	2019
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(2,537,035)	$(1,105,278)
Denominator:
Weighted average number of common shares outstanding	52,959,323	52,959,323
Basic and diluted EPS	$(0.05)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	7,817,234	2,935,334
Warrants	19,483,517	19,483,517
Total shares not included in the computation of diluted losses per share	27,300,751	22,418,851

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2020 and 2019:

	Years Ended August 31,
	2020	2019
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(7,353,062)	$(6,887,678)
Denominator:
Weighted average number of common shares outstanding	52,959,323	48,986,720
Basic and diluted EPS	$(0.14)	$(0.14)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	7,804,734	2,777,334
Warrants	19,483,517	19,483,517
Total shares not included in the computation of diluted losses per share	27,288,251	22,260,851